Cover	Sep. 06, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 06, 2021
Entity Registrant Name	Sumo Logic, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39502
Entity Tax Identification Number	27-2234444
Entity Address, Address Line One	305 Main Street
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	810-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SUMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001643269
Amendment Description	Pursuant to Instruction 2 to Item 5.02 of Form 8-K, Sumo Logic, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A to amend the Company’s Current Report on Form 8-K, originally filed with the Securities and Exchange Commission on September 9, 2021 (the “Original Filing”), to disclose the subsequent appointment of Margaret Francis to a committee of the Company’s board of directors (the “Board”). Ms. Francis’s initial appointment to the Board was disclosed in the Original Filing. At the time of the Original Filing, the Board had not determined to which committees, if any, Ms. Francis would be appointed. Except as stated herein, the Original Filing shall remain in effect.